Segment Information (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total	$ 58,364	$ 40,513
UNITED STATES
Segment Reporting Information [Line Items]
Total	28,849	32,373
UNITED KINGDOM
Segment Reporting Information [Line Items]
Total	$ 29,515	$ 8,140